Principal Activities and Organization (Consolidated Financial Information of Variable Interest Entities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 179,718		$ 18,862		$ 69,510	$ 17,966
Term deposits	103,331		101,503		58,563
Deferred tax liabilities, non-current	2,755	[1]	1,910	[1]
Total net revenue	196,702		91,768		40,671
Net income/(loss)	(1,333)		9,962		10,250
Net cash provided by operating activities	24,274		19,513		11,840
Net cash used in investing activities	(41,450)		(68,569)		(47,091)
Net cash provided by financing activities	176,751		(1,203)		82,711
Effect of exchange rate changes on cash and cash equivalents	1,281		(389)		4,084
Net increase/(decrease) in cash and cash equivalents balance	160,856		(50,648)		51,544
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	11,472		7,549
Term deposits	70,528		101,503
Total current assets	201,118		162,890
Total non-current assets	138,728		35,779
Total assets	339,846		198,669
Intercompany payable to WFOEs for the service fees	18,858		9,037
Other intercompany payable to WFOEs	77,193		83,603
Total current liabilities	250,577		161,851
Deferred tax liabilities, non-current	2,301		1,910
Total liabilities	252,878		163,761
Total net revenue	139,886		54,461		23,039
Net income/(loss)	21,098		4,399		(3,829)
Net cash provided by operating activities	14,538		46,356		65,520
Net cash used in investing activities	(8,027)		(59,090)		(51,375)
Net cash provided by financing activities	0		5,546		0
Effect of exchange rate changes on cash and cash equivalents	(2,851)		(276)		49
Net increase/(decrease) in cash and cash equivalents balance	$ 3,660		$ (7,464)		$ 14,194

[1]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(d)).